Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands, shares in Millions			12 Months Ended
	Apr. 12, 2021	Jan. 21, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Draw down from terminal facility			$ 185,000
Ultranav [Member]
Subsequent Event [Line Items]
Common share issued	21.2
Common share outstanding	77.1
Holding percentage of share	27.50%
Ultragas [Member]
Subsequent Event [Line Items]
Net working capital	$ 197,000
BW Group [Member]
Subsequent Event [Line Items]
Holding percentage of share	28.40%
Subsequent Event [Member] | Terminal Facility [Member]
Subsequent Event [Line Items]
Draw down from terminal facility		$ 18,000
Subsequent Event [Member] | Terminal Facility [Member] | Export terminal Joint Venture [Member]
Subsequent Event [Line Items]
Draw down from terminal facility		4,000
Subsequent Event [Member] | Terminal Facility [Member] | General Corporate [Member]
Subsequent Event [Line Items]
Draw down from terminal facility		$ 14,000